                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 200 Park Avenue, 39th floor
         New York, NY 10166



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Camillone
Title:    Client Service Rep.
Phone:    212-251-3117


Signature, Place, and Date of Signing:

/s/ Paul Camillone            New York, New York            February 13, 2004
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-

                           FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2     COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6        COLUMN 7        COLUMN 8
------------------          --------------  --------    --------    --------       ---------------    --------  --------------------
                                                          VALUE      SHRS OR          INVESTMENT       OTHER           VOTING
  NAME OF ISSUER            TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT          DISCRETION      MANAGERS        AUTHORITY
                                                                                  SOLE  SHARED  NONE            SOLE   SHARED   NONE
------------------          --------------  --------    --------    --------      ------------------   -------  --------------------
SEPT 03 SOPX CR SUISSE 26    CALL O        QFTUAE         $411,516   125000   C    X                    NORT   125,000
ABN AMRO HOLDING             FSTK          5250769      $3,509,712   150000   N    X                    NORT   150,000
AEGON NV                     FSTK          5927375      $5,140,057   347403   N    X                    NORT   347,403
AON CORP                     COMMON        037389103     $598,500     25000   N    X                    NORT   25,000
BANK OF AMER CORP            COMMON        060505104    $9,651,600   120000   N    X                    NORT   120,000
BANK OF BERMUDA LTD          OTC EQ        G07644100    $3,677,728    81800   N    X                    NORT   81,800
BANKNORTH GROUP INC NEW      COMMON        06646R107   $10,246,950   315000   N    X                    NORT   315,000
BERKSHIRE HATHAWAY INC-DEL   COMMON        084670108   $12,637,500     150    N    X                    NORT   150
CITIGROUP INC                COMMON        172967101    $9,222,600   190000   N    X                    NORT   190,000
CREDIT AGRICOLE SA           FSTK          7262610      $6,857,588   287200   N    X                    NORT   287,200
CHUBB CORP                   COMMON        171232101    $1,089,600    16000   N    X                    NORT   16,000
CIT GROUP INC NEW            COMMON        125581108    $7,190,000   200000   N    X                    NORT   200,000
CLARK INC                    COMMON        181457102    $1,033,188    53700   N    X                    NORT   53,700
COMERICA INC                 COMMON        200340107    $2,803,000    50000   N    X                    NORT   50,000
CREDIT SUISSE GRP            FSTK          7171589      $2,744,087    75000   N    X                    NORT   75,000
E TRADE GROUP INC            COMMON        269246104    $6,325,000   500000   N    X                    NORT   500,000
CALL FLEETBOSTON OCT 35      CALL O        3390304AH    $2,322,430   100000   C    X                    NORT   100,000
FLEETBOSTON FINL CORP        COMMON        339030108    $5,906,020   135304   N    X                    NORT   135,304
FIRSTMERIT CORP              OTC EQ        337915102    $2,982,100   110000   N    X                    NORT   110,000
GREATER BAY BANCORP          OTC EQ        391648102    $8,686,400   305000   N    X                    NORT   305,000
PUT GREATER BAY JAN 40 AME   PUT OP        3916484MW      $3,125      50000   P    X                    NORT   50,000
GREENPOINT FINANCIAL CORP    COMMON        395384100    $4,944,800   140000   N    X                    NORT   140,000
HUNTINGTON BANCSHARES INC    OTC EQ        446150104    $6,637,500   295000   N    X                    NORT   295,000
HIBERNIA CORP-CL A           COMMON        428656102    $5,759,950   245000   N    X                    NORT   245,000
HARTFORD FINANCIAL SERVICE   COMMON        416515104    $9,830,856   166540   N    X                    NORT   166,540
HARRINTON WEST FINANCIAL     OTC EQ        41383L104    $1,581,980    95300   N    X                    NORT   95,300
INDEPENDENT BANK CORP-MASS   OTC EQ        453836108    $4,087,850   144447   N    X                    NORT   144,447
*** ING GROEP NV-SPONSORED   COMMON        456837103    $4,432,613   189347   N    X                    NORT   189,347
JEFFERSON BANCSHARES INC     OTC EQ        472375104     $690,000     50000   N    X                    NORT   50,000
CALL HANCOCK JOHN MAR 35     CALL O        4104S93GG     $160,000     50000   C    X                    NORT   50,000
CALL JANUS CAPITAL APR 12.   CALL O        47102X4CC     $51,250      25000   C    X                    NORT   25,000
JANUS CAPITAL GROUP INC      COMMON        47102X105    $2,871,750   175000   N    X                    NORT   175,000
J P MORGAN CHASE & CO        COMMON        46625H100     $290,718     7915    N    X                    NORT   7,915
KANSAS CITY LIFE INSURANCE   OTC EQ        484836101    $5,206,001   112684   N    X                    NORT   112,684
MBNA CORP                    COMMON        55262L100    $5,218,500   210000   N    X                    NORT   210,000
LEGACY BK HARRISBURG PA      OTC EQ        52463U104    $1,275,000   100000   N    X                    NORT   100,000
LINCOLN NATIONAL CORP        COMMON        534187109    $3,431,450    85000   N    X                    NORT   85,000
CALL MELLON FNCL MAY 27.5    CALL O        58551P4AF     $390,000    100000   C    X                    NORT   100,000
MELLON FINL CORP             COMMON        58551A108    $6,274,294   195400   N    X                    NORT   195,400
MERRILL LYNCH & CO INC       COMMON        590188108    $2,932,500    50000   N    X                    NORT   50,000
PUT MARSH & MCLN JAN 40      PUT OP        5717484MH      $2,500      50000   P    X                    NORT   50,000
MORGAN STANLEY DEAN WITTER   COMMON        617446448    $4,340,250    75000   N    X                    NORT   75,000
NAVIGATORS GROUP INC         OTC EQ        638904102    $1,240,974    40200   N    X                    NORT   40,200
NATIONAL COMMERCE FINANCIA   COMMON        63545P104    $6,547,200   240000   N    X                    NORT   240,000
NCRIC GROUP INC              OTC EQ        62886P103    $3,582,660   336400   N    X                    NORT   336,400
PMI GROUP INC                COMMON        69344M101    $8,562,900   230000   N    X                    NORT   230,000
RADIAN GROUP INC             COMMON        750236101    $1,218,750    25000   N    X                    NORT   25,000
SAFETY INSURANCE GROUP INC   OTC EQ        78648T100    $2,366,039   138284   N    X                    NORT   138,284
CALL SCHWAB CORP OCT 12.5    CALL O        8J899W4BV     $80,000     200000   C    X                    NORT   200,000
CHARLES SCHWAB CORP NEW      COMMON        808513105     $592,000     50000   N    X                    NORT   50,000
SOUND FEDERAL BANCORP INC    OTC EQ        83607V104    $1,870,800   120000   N    X                    NORT   120,000
SOVEREIGN BANCORP INC        COMMON        845905108    $4,631,250   195000   N    X                    NORT   195,000
ST PAUL COMPANIES INC        COMMON        792860108    $2,061,800    52000   N    X                    NORT   52,000
TRAVELERS PROPERTY CASUALT   COMMON        89420G406    $7,967,415   469500   N    X                    NORT   469,500
UNIONBANCAL CORP             COMMON        908906100    $7,485,954   130100   N    X                    NORT   130,100
UNITED NATIONAL GROUP LTD    OTC EQ        91103X102    $1,413,600    80000   N    X                    NORT   80,000
CALL UNUMPROVIDNT MAR 15     CALL O        91529Y4CC     $223,125    175000   C    X                    NORT   175,000
U S BANCORP-DEL              COMMON        902973304   $13,426,879   450869   N    X                    NORT   450,869
WACHOVIA CORP 2ND NEW        COMMON        929903102   $13,104,323   281269   N    X                    NORT   281,269
WESTBANK CORP                OTC EQ        957116106    $1,324,111    72554   N    X                    NORT   72,554
WADDELL & REED FINANCIAL I   COMMON        930059100    $6,686,100   285000   N    X                    NORT   285,000
WELLS FARGO & CO-NEW         COMMON        949746101    $8,097,375   137500   N    X                    NORT   137,500
***WHITE MTNS INS GROUP LT   COMMON        G9618E107     $204,678      445    N    X                    NORT   445
PUT FINL SECTOR MAR 21       PUT OP        82099W4MZ     $15,000     200000   P    X                    NORT   200,000
ZENITH NATIONAL INSURANCE    COMMON        989390109    $6,064,065   186300   N    X                    NORT   186,300
                                                      ---------------
                                                       $272,215,461